Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term deposits
	December 31, 2019	December 31, 2018

Rental deposits	$132,043	$132,043
Prepayments for equipment	162,563	3,285,135
	$294,606	$3,417,178